UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:      Westport Asset Management, Inc.
Address:   253 Riverside Avenue
           Westport, CT  06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald H. Oliver
Title:     President
Phone:     203-227-3601
Signature, Place, and Date of Signing:

      Ronald H. Oliver     Westport, Connecticut        August 13, 2007

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     83


Form 13F Information Table Value Total (x$1,000):    $ 1,981,994


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.    13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
                                    30-Jun-07

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
AAR Corp.                            COM        000361105      44702   1354192     SH        Defined                   1279092 75100
Airgas, Inc.                         COM        009363102       2845     59400     SH        Defined                     59400
Americanwest Bancorporation          COM        03058P109        760     41679     SH        Defined                           41679
Applebee's International, Inc.       COM        037899101      31172   1293445     SH        Defined                   1243445 50000
Arbitron, Inc.                       COM        03875Q108       7075    137300     SH        Defined                    137300
Arthur J. Gallagher & Company        COM        363576109      19837    711500     SH        Defined                    661500 50000
Baldor Electric Company              COM        057741100      21953    445475     SH        Defined                    445475
Bank of Florida Corp.                COM        062128103       1482     85000     SH        Defined                     85000
BankUnited Financial Corp. - C       COM        06652B103      46637   2323731     SH        Defined                   2216731 07000
Banner Corporation                   COM        06652V109      12677    372210     SH        Defined                    350910 21300
Berry Petroleum Co.                  COM        085789105       3399     90200     SH        Defined                     90200
Big Lots, Inc.                       COM        089302103     128277   4360201     SH        Defined                   4149664 10537
Brown & Brown, Inc.                  COM        115236101      31407   1249300     SH        Defined                   1189300 60000
Ceridian Corp.                       COM        156779100      19757    564500     SH        Defined                    564500
Charles River Laboratories Int       COM        159864107      17324    335616     SH        Defined                    335616
Checkpoint Systems, Inc.             COM        162825103      76425   3026718     SH        Defined                   2845418 81300
Columbia Banking System, Inc.        COM        197236102       5491    187730     SH        Defined                    187730
Comstock Resources, Inc.             COM        205768203      35511   1184900     SH        Defined                   1184900
Con-way Inc.                         COM        205944101       1688     33600     SH        Defined                     33600
ConocoPhillips                       COM        20825C104       7850    100000     SH        Defined                    100000
Corinthian Colleges, Inc.            COM        218868107        736     45193     SH        Defined                     45193
Cox Radio, Inc. - Class A            COM        224051102      11916    836800     SH        Defined                    836800
Darden Restaurants, Inc.             COM        237194105       6511    148000     SH        Defined                    148000
DeVry, Inc.                          COM        251893103     127976   3761800     SH        Defined                   3551800 10000
Del Monte Foods Company              COM        24522P103       2456    202000     SH        Defined                    202000
Devon Energy Corp.                   COM        25179M103      24562    313726     SH        Defined                    298242 15484
Downey Financial Corp.               COM        261018105      55701    844208     SH        Defined                    797851 46357
EGL, Inc.                            COM        268484102      20716    445700     SH        Defined                    376900 68800
EMS Technologies, Inc.               COM        26873N108      10890    493654     SH        Defined                    493654
Fairchild Semiconductor Corp.        COM        303726103      12825    663800     SH        Defined                    663800
Florida East Coast Industries,       COM        340632108       9153    110306     SH        Defined                    110306
Forest Oil Corp.                     COM        346091705       2640     62466     SH        Defined                     62466
Gaylord Entertainment Company        COM        367905106      15119    281865     SH        Defined                    281865
General Communication, Inc. -        COM        369385109      26342   2056378     SH        Defined                   1962278 94100
Haynes International, Inc.           COM        420877201       8057     95424     SH        Defined                     95424
Helmerich & Payne, Inc.              COM        423452101       6376    180000     SH        Defined                    180000
Hilb, Rogal & Hobbs Company          COM        431294107      77757   1814219     SH        Defined                   1705419 08800
IMS Health, Inc.                     COM        449934108      21983    684181     SH        Defined                    684181
ITT Educational Services, Inc.       COM        45068B109     127633   1087349     SH        Defined                   1036249 51100
Jack Henry & Associates, Inc.        COM        426281101      10300    400000     SH        Defined                    400000
KBR, Inc.                            COM        48242W106      17490    666800     SH        Defined                    629800 37000
Kinetic Concepts, Inc.               COM        49460W208      25475    490190     SH        Defined                    490190
Lincare Holdings, Inc.               COM        532791100       3714     93200     SH        Defined                     73200 20000
Lydall, Inc.                         COM        550819106       3625    248100     SH        Defined                    248100
Nat.West.Life Ins.                   COM        638522102      42450    167839     SH        Defined                    167839
North Valley Bancorp                 COM        66304M105       1661     69300     SH        Defined                           69300
Orient Express Hotels Ltd. - C       COM        G67743107      47505    889600     SH        Defined                    868400 21200
Owens & Minor, Inc.                  COM        690732102      37595   1076000     SH        Defined                    952400 23600
Parametric Technology Corp.          COM        699173209      29180   1350310     SH        Defined                   1350310
People's United Financial, Inc       COM        712704105       6975    393383     SH        Defined                    272183 21200
Perkin Elmer, Inc.                   COM        714046109       2327     89300     SH        Defined                     89300
Perot Systems Corp. - Class A        COM        714265105      19085   1120014     SH        Defined                   1070014 50000
Pogo Producing Company               COM        730448107      69191   1362302     SH        Defined                   1300302 62000
Precision Castparts Corp.            COM        740189105      19442    160200     SH        Defined                    160200
Preferred Bank, Los Angeles          COM        740367107        420     10500     SH        Defined                     10500
Pres.Realty B                        COM        741004204        615     86200     SH        Defined                     86200
Prosperity Bancshares, Inc.          COM        743606105      19228    586935     SH        Defined                    540748 46187
Rogers Corp.                         COM        775133101      39679   1072401     SH        Defined                    973301 99100
Ross Stores, Inc.                    COM        778296103      42232   1371166     SH        Defined                   1331166 40000
Ruby Tuesday, Inc.                   COM        781182100      63079   2395700     SH        Defined                   2282700 13000
Saks, Inc.                           COM        79377w108      46222   2164950     SH        Defined                   1989950 75000
Sequa Corp. A                        COM        817320104      40250    359375     SH        Defined                    351875  7500
Sequa Corp. B                        COM        817320203       4304     38300     SH        Defined                     38300
Southwestern Energy Company          COM        845467109      16759    376600     SH        Defined                    376600
St. Joe Company (The)                COM        790148100       2683     57900     SH        Defined                     57900
Sterling Financial Corp.             COM        859319105      15428    533105     SH        Defined                    533105
Stone Energy Corp.                   COM        861642106       6945    202707     SH        Defined                    178707 24000
SunTrust Banks, Inc.                 COM        867914103        968     11285     SH        Defined                     11285
Synopsys, Inc.                       COM        871607107      30563   1156392     SH        Defined                   1156392
TJX Companies                        COM        872540109      14072    511700     SH        Defined                    471700 40000
Texas Instruments, Inc.              COM        882508104        496     13184     SH        Defined                     13184
The South Financial Group, Inc       COM        837841105      40444   1786394     SH        Defined                   1697394 89000
Thermo Fisher Scientific Inc.        COM        883556102      12847    248400     SH        Defined                    210000 38400
Timberland Bancorp.                  COM        887098101       2003    127600     SH        Defined                    127600
Triad Hospitals, Inc.                COM        89579K109      22413    416909     SH        Defined                    391660 25249
UTI Worldwide, Inc.                  COM        G87210103        864     32259     SH        Defined                     32259
United Rentals, Inc.                 COM        911363109      25899    795900     SH        Defined                    745700 50200
Universal Health Services, Inc       COM        913903100      75937   1234748     SH        Defined                   1161348 73400
Vishay Intertechnology, Inc.         COM        928298108      17220   1088500     SH        Defined                   1038500 50000
W-H Energy Services, Inc.            COM        92925E108      10655    172100     SH        Defined                    172100
Wachovia Corp.                       COM        929903102        258      5028     SH        Defined                      5028
Webster Financial Corp.              COM        947890109       4177     97888     SH        Defined                     97888
Young Broadcasting, Inc.             COM        987434107       3701   1003100     SH        Defined                   1003100